UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5930

        Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	May 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.1% (1.4% of Total Investments)
$ 750	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$725,333
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,356,610
	Bonds, Series 2003A-1, 6.750%, 6/01/39

3,750	Total Consumer Staples			4,081,943

	Education and Civic Organizations – 6.7% (4.3% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	160,997
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
110	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	113,710
150	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	154,019
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	4,971,372
	Institutes, Series 2001, 5.500%, 10/01/21
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	AAA	4,972,791
	AMBAC Insured
570	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/30 –	5/15 at 100.00	AAA	589,243
	AMBAC Insured
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	AAA	2,131,660
	AMBAC Insured

12,450	Total Education and Civic Organizations			13,093,792

	Health Care – 12.0% (7.8% of Total Investments)
2,475	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	11/06 at 100.00	A	2,478,465
	Bonds, Valley Memorial Hospital, Series 1993A, 6.000%, 5/01/17
1,125	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,135,609
	Series 2005, 5.000%, 11/15/34
5,500	California Statewide Community Development Authority, Certificates of Participation Refunding,	7/07 at 102.00	AA–	5,618,360
	St. Joseph Health System, Series 1997, 5.125%, 7/01/17
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
300	5.250%, 7/01/24	7/15 at 100.00	BBB+	308,052
630	5.250%, 7/01/35	7/15 at 100.00	BBB+	643,205
5,220	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,243,594
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	1,428,319
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
	Central California Joint Powers Health Finance Authority, Certificates of Participation,
	Community Hospitals of Central California, Series 1993:
2,040	5.250%, 2/01/13	8/06 at 100.00	Baa2	2,040,938
4,665	5.000%, 2/01/23	8/06 at 100.00	Baa2	4,630,292

23,310	Total Health Care			23,526,834

	Housing/Multifamily – 4.8% (3.1% of Total Investments)
3,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	BBB	3,786,787
	Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	A	1,560,150
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	3/07 at 102.00	AAA	4,017,886
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)

9,165	Total Housing/Multifamily			9,364,823

	Industrials – 0.7% (0.5% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,259,800
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 23.5% (15.3% of Total Investments)
	California, General Obligation Bonds, Series 2003:
2,350	5.250%, 2/01/21	8/13 at 100.00	A	2,482,587
2,000	5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	AAA	2,125,500
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/23	2/14 at 100.00	A	515,540
3,950	5.200%, 4/01/26	4/14 at 100.00	A	4,135,097
3,400	5.250%, 4/01/34	4/14 at 100.00	A	3,544,432
3,435	California, General Obligation Veterans Welfare Bonds, Series 2000BT, 5.375%, 12/01/16	6/06 at 101.00	A	3,462,720
	(Alternative Minimum Tax)
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AAA	3,876,316
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – MBIA Insured
1,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2004A-2,	7/14 at 100.00	AAA	1,050,960
	5.000%, 7/01/20 – FGIC Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,692,671
	2003B, 0.000%, 8/01/27 – FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
435	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	452,322
460	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	477,268
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AAA	2,954,916
	2001A, 5.750%, 8/01/30 – MBIA Insured
6,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1993, 7.000%, 7/01/10 –	No Opt. Call	AAA	6,723,240
	MBIA Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – MBIA Insured	8/14 at 100.00	AAA	16,055
20	5.250%, 8/01/26 – MBIA Insured	8/14 at 100.00	AAA	21,316
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	4,337,120
	Series 2003E, 5.250%, 7/01/22 – FSA Insured
3,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/10 at 100.00	AAA	3,212,070
	Obligation Bonds, Series 2000B, 5.600%, 9/01/24 – FGIC Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
340	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	354,685
495	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	514,092
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aaa	2,545,092
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – FSA Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AAA	1,522,152
	Bonds, Series 2005, 5.000%, 8/01/24 – MBIA Insured

45,930	Total Tax Obligation/General			46,016,151

	Tax Obligation/Limited – 23.8% (15.5% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	AAA	5,310,165
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A–	1,699,787
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	3,266,121
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
2,195	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	2,339,782
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	9/09 at 102.00	AAA	2,614,525
	5.000%, 9/01/20 – FSA Insured
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
310	5.000%, 9/01/20 – XLCA Insured	9/15 at 100.00	AAA	324,108
1,750	5.000%, 9/01/25 – XLCA Insured	9/15 at 100.00	AAA	1,810,795
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/06 at 103.00	N/R	196,151
450	5.125%, 9/01/36	9/06 at 103.00	N/R	450,140
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,447,982
	Participation, Series 2005, 5.000%, 3/01/22 – FSA Insured
2,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	2,180,980
	District Redevelopment Project, Series 2003, 5.500%, 9/01/15 – FGIC Insured
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	AAA	1,033,680
	Series 2003, 5.000%, 8/01/23 – MBIA Insured
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	357,910
	2005A, 5.000%, 9/01/35 – XLCA Insured
	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple
	Projects, Series 2005A:
730	5.000%, 10/01/35 – XLCA Insured	10/15 at 100.00	AAA	746,622
1,500	5.000%, 10/01/37 – XLCA Insured	10/15 at 100.00	AAA	1,531,650
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,099,580
	5.400%, 11/01/20 – MBIA Insured
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and	8/15 at 100.00	AAA	5,130,950
	3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
4,450	5.000%, 6/01/19 – MBIA Insured	6/13 at 100.00	AAA	4,632,495
2,695	5.000%, 6/01/20 – MBIA Insured	6/13 at 100.00	AAA	2,800,563
1,500	5.000%, 6/01/21 – MBIA Insured	6/13 at 100.00	AAA	1,555,095
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – FSA Insured	9/12 at 102.00	AAA	2,070,240
4,015	5.000%, 9/01/24 – FSA Insured	9/12 at 102.00	AAA	4,158,817

44,665	Total Tax Obligation/Limited			46,758,138

	Transportation – 26.8% (17.5% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,478,749
	2006, 5.000%, 4/01/31
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,655,000
	Bonds, Series 1999, 0.000%, 1/15/29
	Long Beach, California, Harbor Revenue Bonds, Series 2000A:
2,740	5.750%, 5/15/14 (Alternative Minimum Tax)	5/10 at 101.00	AA	2,923,717
11,885	5.750%, 5/15/15 (Alternative Minimum Tax)	5/10 at 101.00	AA	12,661,685
2,500	Orange County, California, Airport Revenue Refunding Bonds, John Wayne Airport, Series 2003,	7/13 at 100.00	AAA	2,615,125
	5.000%, 7/01/17 – FSA Insured
8,550	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	9,012,641
	(Alternative Minimum Tax)
1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 – FGIC Insured	11/12 at 100.00	AAA	1,492,582
14,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	14,782,459
	Airport, Second Series 2000, Issue 25, 5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	2,048,460
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 – FGIC Insured

51,005	Total Transportation			52,670,418

	U.S. Guaranteed – 27.3% (17.8% of Total Investments) (4)
4,180	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	Baa3 (4)	4,284,333
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
5,250	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	5,678,243
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	3,264,720
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	5,786,817
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – FSA Insured (ETM)
645	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	8/08 at 102.00	AAA	675,638
	System, Series 1998A, 5.000%, 8/01/22 (Pre-refunded 8/01/08) – AMBAC Insured
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	5,341,160
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,750	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	4,123,612
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
2,500	Hawthorne School District, Los Angeles County, California, General Obligation Bonds, Series	11/08 at 102.00	AAA	2,657,300
	1997A, 5.500%, 5/01/22 (Pre-refunded 11/01/08) – FGIC Insured
1,530	Long Beach Community College District, California, General Obligation Bonds, Series 2003A,	5/13 at 100.00	AAA	1,641,858
	5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured
8,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	8,526,720
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
3,500	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%,	7/06 at 102.00	AAA	3,577,105
	7/01/26 (Pre-refunded 7/01/06) – MBIA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,331,280
	7/01/36 (Pre-refunded 7/01/12)
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
1,470	5.250%, 8/01/25 (Pre-refunded 8/01/14) – MBIA Insured	8/14 at 100.00	AAA	1,607,033
1,960	5.250%, 8/01/26 (Pre-refunded 8/01/14) – MBIA Insured	8/14 at 100.00	AAA	2,142,711

49,145	Total U.S. Guaranteed			53,638,530

	Utilities – 9.7% (6.3% of Total Investments)
4,715	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/06 at 101.50	N/R	4,787,941
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	753,166
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	741,605
	9/01/31 – XLCA Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	Aaa	11,233,123
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	AAA	1,071,070
	5.250%, 5/15/23 – FGIC Insured
500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	530,910
	2002Q, 5.250%, 8/15/22 – FSA Insured

18,105	Total Utilities			19,117,815

	Water and Sewer – 16.1% (10.5% of Total Investments)
2,500	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/13 at 100.00	AAA	2,690,575
	Series 2003Y, 5.250%, 12/01/16 – FGIC Insured
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,058,830
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured
490	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	505,136
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	5,116,874
	5.250%, 7/01/20 – MBIA Insured
980	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,020,543
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/09 at 101.00	AAA	2,643,150
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
5,985	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AA	6,409,337
	2000A, 5.250%, 12/01/12
4,000	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AAA	4,525,480
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	AAA	4,944,326
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured (5)
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	AAA	1,757,324
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	972,046
	Project, Series 2003, 5.625%, 7/01/43

29,455	Total Water and Sewer			31,643,621

$ 288,230	Total Investments (cost $286,789,115) – 153.5%			301,171,865

	Other Assets Less Liabilities – 0.5%			1,054,618

	Preferred Shares, at Liquidation Value – (54.0)%			(106,000,000)

	Net Assets Applicable to Common Shares – 100%			$196,226,483

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a preliminary adverse determination from the Internal Revenue Service
(the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $286,476,756.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$14,978,796
Depreciation	(283,687)

Net unrealized appreciation (depreciation) of investments	$14,695,109

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.